Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	Kenneth M. Ligon
Title:	Secretary/Treasurer
Phone:	772-778-0552
Signature, Place and Date of Signing: ________________________

	Kenneth M. Ligon	Vero Beach, FL		April 2, 2002

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.



                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$255,456

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
AES CORP
COM
00130H105
2343
260345
260345
260345
D
AMERICAN INTERNATIONAL GP
COM
026874107
10456
144940
144940
144940
D
ANHEUSER BUSCH COS
COM
035229103
7713
147755
147755
147755
D
AUTOMATIC DATA PROCESSING
COM
053015103
10270
176250
176250
176250
D
BANCO SANTANDER CENT HISP
COM
05964H105
7401
900387
900387
900387
D
BELLSOUTH CORP
COM
079860102
465
12611
12611
12611
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
462
11417
11417
11417
D
CISCO SYSTEMS
COM
17275R102
4694
277249
277249
277249
D
CITIGROUP, INC.
COM
172967101
13619
275029
275029
275029
D
COMPAQ COMPUTER
COM
204493100
208
19870
19870
19870
D
DISNEY, WALT
COM
254687106
7875
341190
341190
341190
D
DUKE POWER
COM
264399106
8625
228185
228185
228185
D
ELECTRONIC DATA SYSTEMS
COM
285661104
5786
99775
99775
99775
D
EMC CORP
COM
268648102
2843
238465
238465
238465
D
ERICSSON LM TEL - ADR
COM
294821400
3142
751680
751680
751680
D
EXXON MOBIL CORP
COM
30231G102
12444
283910
283910
283910
D
GENERAL ELECTRIC
COM
369604103
11398
304353
304353
304353
D
GOLDMAN SACHS
COM
38141G104
6689
74120
74120
74120
D
HARBOR FLORIDA BANCSHARES
COM
411901101
284
14800
14800
14800
D
INTEL
COM
458140100
9130
300230
300230
300230
D
JOHNSON & JOHNSON
COM
478160104
11551
177844
177844
177844
D
MCGRAW HILL CO'S
COM
580645109
4157
60905
60905
60905
D
MEDTRONIC INC
COM
585055106
8128
179784
179784
179784
D
MERCK & CO.
COM
589331107
8853
153748
153748
153748
D
MICROSOFT
COM
594918104
10286
170550
170550
170550
D
NORTHERN TRUST
COM
665859104
5438
90475
90475
90475
D
ORACLE CORP
COM
68389X105
4922
384535
384535
384535
D
PEPSICO
COM
713448108
9060
175925
175925
175925
D
PFIZER INC
COM
717081103
10550
265479
265479
265479
D
PITNEY-BOWES
COM
724479100
4103
95875
95875
95875
D
POLARIS INDUSTRIES
COM
731068102
4010
62955
62955
62955
D
PROCTOR & GAMBLE
COM
742718109
7401
82150
82150
82150
D
ROYAL DUTCH PETROL.
COM
780257804
717
13200
13200
13200
D
SCHERING PLOUGH CORP
COM
806605101
404
12915
12915
12915
D
SIGMA ALDRICH
COM
826552101
5513
117390
117390
117390
D
STATE STREET CORP
COM
857477103
11538
208335
208335
208335
D
TYCO INTL
COM
902124106
5709
176655
176655
176655
D
UNITED PARCEL SERVICE
COM
911312106
6976
114740
114740
114740
D
VIACOM CL B
COM
925524308
9479
195973
195973
195973
D
WAL-MART
COM
931142103
814
13284
13284
13284








S
REPORT SUMMARY
40
RECORDS
255456

0
OTHER MGRS